UNAUDITED CONDENSED COMBINED STATEMENTS OF CASH FLOWS	3 Months Ended
Mar. 31, 2021 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 1,301,696
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities:
Depreciation Expense	262,285
Amortization Expense	251,775
Amortization of Debt Issuance Costs	34,569
(Increase) Decrease in Assets:
Accounts Receivable	638,553
Inventory	(1)
Prepaid Expenses	15,533
Risk Settlements Due from Providers	79,964
Due from Related Parties	(353,539)
Other Assets	(205,130)
Increase (Decrease) in Liabilities:
Accounts Payable	1,160,704
Due to Related Parties	(38,888)
Risk Settlements Due to Providers	(361,030)
Accrued Expenses	(134,245)
Other Liabilities	707,853
Accrued Interest	11,824
Net Cash Provided by Operating Activities	3,371,923
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Property and Equipment	(1,656,862)
Purchase of Noncontrolling Interest Ownership	(33,333)
Net Cash Used in Investing Activities	(1,690,195)
CASH FLOWS FROM FINANCING ACTIVITIES
Principal Payments on Long-Term Debt	(181,270)
Net Cash (Used in) Provided by Financing Activities	(181,270)
NET INCREASE IN CASH AND CASH EQUIVALENTS	1,500,458
Cash and Cash Equivalents - Beginning of Year	4,934,426
CASH AND CASH EQUIVALENTS - END OF PERIOD	6,434,884
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES
Cash Paid for Interest	$ 503,987